Segment Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Segment Information [Abstract]
Schedule of Performance and Making Key Decisions Regarding Resource Allocation

When evaluating the Company’s performance and making key decisions regarding resource allocation the CODMs review several key metrics, which include the following:

	June 30, 2026	December 31, 2025
Cash	$1,252,516	$736,204
Marketable securities and cash held in Trust Account	$420,879,831	$414,549,783

	For the Three Months Ended June 30, 2026	For the Six Months Ended June 30, 2026	For the Period from June 4, 2025 (inception) Through June 30, 2025
General and administrative costs	$693,551	$1,067,224	$22,045
Interest earned on marketable securities and cash held in Trust Account	$3,785,002	$7,330,048	$—

When evaluating the Company’s performance and making key decisions regarding resource allocation the CODMs reviews several key metrics, which include the following:

December 31, 2025
Cash	$736,204
Marketable securities held in Trust Account	$414,549,783

For the Period from June 7, 2025 (Inception) through December 31, 2025
Operating and formation costs	$167,685
Interest earned on marketable securities and cash held in Trust Account	$549,783